Other Current Liabilities - Schedule of Other Current Liabilities (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Other Current Liabilities [Abstract]
Salary accrual	¥ 988,326		¥ 4,001,104
Deposit	121,136		150,303
Payable for property, plant and equipment	19,235,697		26,521,368
Tax accrual	14,615,471		16,173,063
Customer refund liabilities	14,471,474		14,471,474
Others	3,594,398		5,845,905
Total	¥ 53,026,502	$ 7,407,384	¥ 67,163,217